Note 8 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 108,948	€ 141,042	€ 110,671
Derivative financial assets held for trading		36,003	34,293	39,908
Equity instruments held at fair value through profit or loss, classified as held for trading		6,760	4,589	4,404
Debt instruments held for trading		27,955	28,569	24,367
Loans and advances at fair value through profit or loss, classified as held for trading		38,230	73,590	41,993
Financial assets at fair value through profit or loss, mandatorily measured at fair value		10,546	8,737	6,888
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		9,782	7,963	6,511
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		407	484	129
Loans and advances to customers at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		358	290	247
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		836	955	913
Debt securities at fair value through profit or loss		836	955	913
Financial assets at fair value through other comprehensive income		59,002	62,205	65,374
Investments in equity instruments designated at fair value through other comprehensive income		1,451	1,217	1,198
Debt securities at fair value through other comprehensive income	[2]	57,526	60,963	64,150	[3]
Loans and advances to credit institutions at fair value through other comprehensive income		25	26	26
Derivative financial assets held for hedging		1,158	1,482	1,891
Financial liabilities at fair value through profit or loss that meet definition of held for trading		86,591	121,715	95,611
Derivative financial liabilities held for trading		33,059	33,045	37,909
Short positions held for trading		13,878	15,735	13,487
Deposits at fair value through profit or loss that meet definition of held for trading		39,654	72,935	44,215
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		14,952	13,299	10,580
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		934	717	700
Debt securities at fair value through profit or loss		4,597	3,977	3,288
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		9,420	8,605	6,592
Derivative financial liabilities held for hedging		2,503	2,625	3,303
Level 1 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		26,332	21,972	22,710
Derivative financial assets held for trading		969	144	795
Equity instruments held at fair value through profit or loss, classified as held for trading		6,602	4,494	4,369
Debt instruments held for trading		18,762	17,333	16,284
Loans and advances at fair value through profit or loss, classified as held for trading		0	0	1,262
Financial assets at fair value through profit or loss, mandatorily measured at fair value		8,511	7,028	5,720
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		8,309	6,742	5,457
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		202	286	19
Loans and advances to customers at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0	245
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		774	908	913
Debt securities at fair value through profit or loss		774	908	913
Financial assets at fair value through other comprehensive income		50,354	52,987	53,248
Investments in equity instruments designated at fair value through other comprehensive income		1,157	1,026	1,040
Debt securities at fair value through other comprehensive income		49,173	51,961	52,182
Loans and advances to credit institutions at fair value through other comprehensive income		25	0	26
Derivative financial assets held for hedging		0	0	4
Financial liabilities at fair value through profit or loss that meet definition of held for trading		14,308	14,133	20,611
Derivative financial liabilities held for trading		1,118	191	746
Short positions held for trading		13,189	13,942	13,354
Deposits at fair value through profit or loss that meet definition of held for trading		0	0	6,511
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Debt securities at fair value through profit or loss		0	0	0
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Derivative financial liabilities held for hedging		0	0	100
Level 2 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		80,323	116,905	85,636
Derivative financial assets held for trading		34,591	33,880	38,140
Equity instruments held at fair value through profit or loss, classified as held for trading		76	24	0
Debt instruments held for trading		8,438	11,081	7,934
Loans and advances at fair value through profit or loss, classified as held for trading		37,218	71,921	39,562
Financial assets at fair value through profit or loss, mandatorily measured at fair value		617	493	151
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		107	72	40
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		173	132	111
Loans and advances to customers at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		336	288	0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		62	47	0
Debt securities at fair value through profit or loss		62	47	0
Financial assets at fair value through other comprehensive income		7,515	8,335	11,537
Investments in equity instruments designated at fair value through other comprehensive income		79	52	58
Debt securities at fair value through other comprehensive income		7,436	8,258	11,479
Loans and advances to credit institutions at fair value through other comprehensive income		0	26	0
Derivative financial assets held for hedging		1,158	1,482	1,887
Financial liabilities at fair value through profit or loss that meet definition of held for trading		71,072	106,382	73,871
Derivative financial liabilities held for trading		31,400	32,111	36,161
Short positions held for trading		673	1,750	133
Deposits at fair value through profit or loss that meet definition of held for trading		38,999	72,520	37,577
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		12,865	11,073	8,990
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		934	717	700
Debt securities at fair value through profit or loss		2,511	1,751	1,698
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		9,420	8,605	6,592
Derivative financial liabilities held for hedging		2,480	2,586	3,179
Level 3 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		2,292	2,165	2,325
Derivative financial assets held for trading		443	269	974
Equity instruments held at fair value through profit or loss, classified as held for trading		83	71	34
Debt instruments held for trading		756	155	148
Loans and advances at fair value through profit or loss, classified as held for trading		1,011	1,669	1,169
Financial assets at fair value through profit or loss, mandatorily measured at fair value		1,418	1,216	1,017
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		1,365	1,148	1,014
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		31	66	0
Loans and advances to customers at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		21	2	3
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Debt securities at fair value through profit or loss		0	0	0
Financial assets at fair value through other comprehensive income		1,133	883	589
Investments in equity instruments designated at fair value through other comprehensive income		216	139	100
Debt securities at fair value through other comprehensive income		917	745	489
Loans and advances to credit institutions at fair value through other comprehensive income		0	0	0
Derivative financial assets held for hedging		0	0	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading		1,211	1,201	1,129
Derivative financial liabilities held for trading		541	743	1,002
Short positions held for trading		15	44	0
Deposits at fair value through profit or loss that meet definition of held for trading		656	415	127
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		2,087	2,227	1,590
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Debt securities at fair value through profit or loss		2,087	2,227	1,590
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Derivative financial liabilities held for hedging		€ 23	€ 39	€ 25

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) During financial years 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”. In 2022, it includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 in 2022 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)